Fees Summary	Aug. 19, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,140,000
Previously Paid Amount	0.00
Total Fee Amount	1,496.66
Total Offset Amount	0.00
Net Fee	1,496.66
Narrative - Max Aggregate Offering Price	$ 10,140,000
Final Prospectus	true